Earnings per share - Basic (Details) - AUD ($) $ / shares in Units, shares in Millions, $ in Millions	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
Earnings per share
Net profit attributable to owners of WBC	$ 6,916	$ 6,990	$ 7,195
Adjustment for restricted share dividends - Basic	(6)	(7)	(5)
Adjusted net profit attributable to owners of WBC	$ 6,910	$ 6,983	$ 7,190
Weighted average number of ordinary shares
Weighted average number of ordinary shares on issue	3,427	3,481	3,507
Treasury shares (including RSP and EIP restricted shares)	(5)	(5)	(5)
Adjusted weighted average number of ordinary shares	3,422	3,476	3,502
Earnings per ordinary share (cents)	$ 2.019	$ 2.009	$ 2.053